Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended	20 Months Ended	60 Months Ended	61 Months Ended	83 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000004836
Average Annual Return [Line Items]
Average Annual Return, Percent		13.18%		13.26%			12.60%
Without Sales Load [Member] | C000004835
Average Annual Return [Line Items]
Average Annual Return, Percent		19.20%		11.95%			9.60%
Without Sales Load [Member] | C000004834
Average Annual Return [Line Items]
Average Annual Return, Percent		13.77%		6.51%			6.70%
Without Sales Load [Member] | C000257451
Average Annual Return [Line Items]
Average Annual Return, Percent	12.80%
Without Sales Load [Member] | C000221944
Average Annual Return [Line Items]
Average Annual Return, Percent		7.27%		0.94%	0.91%
Without Sales Load [Member] | C000004833
Average Annual Return [Line Items]
Average Annual Return, Percent		5.65%		0.44%			1.60%
Without Sales Load [Member] | C000248048
Average Annual Return [Line Items]
Average Annual Return, Percent		4.96%	5.19%
Without Sales Load [Member] | C000004838
Average Annual Return [Line Items]
Average Annual Return, Percent		4.04%		0.59%			1.42%
Without Sales Load [Member] | C000206042
Average Annual Return [Line Items]
Average Annual Return, Percent		4.16%		0.77%		1.72%
Without Sales Load [Member] | C000206043
Average Annual Return [Line Items]
Average Annual Return, Percent		3.75%		0.77%		1.71%
MSCI ACWI Investable Market Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent		22.00%		14.26%			11.04%
MSCI ACWI Investable Market Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent		22.00%		14.26%			11.04%
MSCI ACWI Investable Market Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent		22.00%		14.26%			11.04%
MSCI ACWI Investable Market Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%
ICE BofA U.S. Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.13%		(0.26%)	(0.36%)
ICE BofA U.S. Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.13%		(0.26%)			1.91%
ICE BofA U.S. Broad Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.13%	5.89%
ICE BofA U.S. Municipal Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.90%		1.18%			2.46%
ICE BofA U.S. Municipal Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.90%		1.18%		2.55%
ICE BofA U.S. Municipal Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		3.90%		1.18%		2.55%
90% MSCI USA Index & 10% MSCI ACWI ex USA Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent		22.26%		16.74%			13.96%
MSCI ACWI Large Cap Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent		23.76%		15.27%			11.82%
MSCI ACWI SMID Cap Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent		16.71%		11.21%			8.77%
ICE BofA 1-10 Year U.S. Corporate Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%		1.84%	1.81%
ICE BofA 1-10 Year AAA-A U.S. Corporate & Government Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.95%		0.80%			1.92%
ICE BofA 1-3 Year AAA-A U.S. Corporate & Government Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.97%	5.22%
ICE BofA 1-12 Year AAA-AA Municipal Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.61%		1.12%			1.83%
ICE BofA 3-7 Year AAA-AA Municipal Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.45%		0.89%		1.98%
ICE BofA 3-7 Year AAA-AA Municipal Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent		4.45%		0.89%		1.98%